Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred shares, par value per share (USD per share)	$ 0.01	$ 0.01
Preferred shares, authorized	50,000,000	50,000,000
Preferred shares, issued	0	0
Preferred shares, outstanding	0	0
Ordinary Shares, Par or Stated Value Per Share (USD per share)	$ 0.01	$ 0.01
Ordinary shares, authorized	1,200,000,000	1,200,000,000
Common Stock, Shares, Issued	291,619,411	306,389,149
Ordinary shares, outstanding	291,619,411	306,389,149